Fees Summary	Jan. 10, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ (0)
Total Fee Amount	2,396.70
Total Transaction Valuation	17,354,784
Total Offset Amount	(0)
Net Fee	$ 2,396.70